Leases (Future Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021		$ 166
2022		4
Total undiscounted lease payments		170
Less: imputed interest		(11)
Present value of lease liabilities		159
Less: current obligations under leases	$ (76)	(155)	$ (146)
Long-term lease obligations	$ 2	4	$ 159
Operating Subleases [Member]
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021		120
Total undiscounted lease payments		120
Present value of lease liabilities		120
Less: current obligations under leases		$ (120)